Significant event and subsequent event (Details Narrative)	Jun. 24, 2025 USD ($)
Dr Tham Seng Kong [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage of equity	50.00%
Borrowing cost converted to equity	$ 2,917,163.50
Chew Yoke Ling [Member]
IfrsStatementLineItems [Line Items]
Ownership percentage of equity	100.00%
Chow Yoke Ling [member]
IfrsStatementLineItems [Line Items]
Borrowing cost converted to equity	$ 137,930